Revenue Recognition (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue	$ 139,947	$ 126,240
ASC 606 [Member]
Revenue	1,252
ASC 605 [Member]
Revenue	50
Impact [Member]
Revenue	$ 1,202